S-K 1603(a) SPAC Sponsor	Dec. 15, 2025 USD ($) shares
Cambridge Sponsor LLC [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Cambridge Sponsor LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]

Our sponsor, Cambridge Sponsor LLC, has committed to purchase an aggregate of 455,000 private placement units (or 495,500 private placement units if the over-allotment option is exercised in full) at a price of $10.00 per unit for an aggregate purchase price of $4,550,000 (or $4,955,000 if the over-allotment option is exercised in full). Each private placement unit will be identical to the units sold in this offering, except as described in this prospectus. The private placement units will be sold in a private placement that will close simultaneously with the closing of this offering, including the over-allotment option, as applicable.

SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	455,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 4,550,000
Christopher Bradley
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Christopher Bradley, Mr. Bradley is a Managing Director at Mistral Equity Partners, which he joined in 2008. Mr. Bradley brings over 20 years of experience in identifying acquisition candidates, due diligence experience including accounting and financial modeling acumen, and a background in deal structuring. In particular he has extensive experience with companies that have pursued and are pursuing our business model. He currently serves as the Chief Executive Officer, Chief Financial Officer, and Chairman of Haymaker Acquisition Corp. 4, a special purpose acquisition company that announced a proposed business combination on October 9, 2025 with Suncrete, a leading provider of ready to mix concrete operating in the Sunbelt. He served as the Chief Financial Officer of Haymaker III until it completed its business combination in May 2022 with Biote, Corp., and served as an advisor to Biote in 2023 (Nasdaq:BTMD). Mr. Bradley served as the Chief Financial Officer and Secretary of Haymaker II from 2019 until its merger with ARKO (Nasdaq:ARKO) in December 2020. He served as the Chief Financial Officer and Secretary of Haymaker I from 2017 until its business combination with OneSpaWorld (Nasdaq:OSW) in December 2019. Since 2016, Mr. Bradley has served as a member of the board of directors of The Beacon Consumer Incubator Fund, a venture capital fund that invests in consumer technology companies. Mr. Bradley also previously served on the board of directors of Creminelli Fine Meats, LLC, a privately held premium-priced charcuterie wholesaler from 2016 to January 2020 and The Lovesac Company, Inc. (Nasdaq:LOVE) from 2010 to 2019. Mr. Bradley has also guided Mistral portfolio companies in an operational role and, through Mistral, served on the board of Jamba, Inc. (Nasdaq: JMBA) from 2009 to 2013. Prior to Mistral, Mr. Bradley served as an investment banker at Bank of America Securities from 2005 to 2006, a Manager in Burger King’s strategy group in 2004, and a Manager at PricewaterhouseCoopers management consulting practice from 1999 to 2004. He is also currently serving on the board of directors for Roth CH Acquisition Co. (Nasdaq:USCTF) since September 2023; CSLM Acquisition Corp. III (Nasdaq:KOYN), a special acquisition company, since August 2025; Insomnia Cookies, a retailer of cookies with 350 units across the U.S., Canada, and the United Kingdom, since July 2024; Carnegie Park Capital, a private investment fund, since October 2021; Timber Grove Ventures, a private investment fund, since September 2024; Roth Principal Investments, a private investment fund, since August 2025; and WhoBrew, LLC, a franchisee of 7Brew operating in Chicago, Nashville, and Pittsburgh since January 2024. Mr. Bradley has also served on one of the boards of the University of Chicago since March 2023.